Segmented Reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 2,026,039	$ 1,896,741
Revenues less operating and selling, general and administration expenses	521,614	511,237
Amortization	296,491	274,118
Restructuring expenses	0	0
Goodwill impairment	0	0
Net (gain) loss on sale of capital assets	(7,793)	(592)
Operating income (loss)	232,916	237,711
Goodwill	905,347	929,114	774,409
Capital assets	937,252	927,518
Landfill assets	952,731	963,720
Total assets	3,392,570	3,475,561
Number of Reportable Segments	3
Canada
Segment Reporting Information [Line Items]
Revenues	769,077	776,814
Revenues less operating and selling, general and administration expenses	270,514	278,461
Amortization	109,020	103,112
Goodwill impairment	0	0
Goodwill	383,473	409,296	372,596
Capital assets	375,562	379,095
Landfill assets	180,706	207,485
Total assets	1,218,124	1,283,434
United States South [Member]
Segment Reporting Information [Line Items]
Revenues	876,888	780,331
Revenues less operating and selling, general and administration expenses	235,996	217,077
Amortization	123,598	110,172
Goodwill impairment	0	0
Goodwill	423,164	421,108	350,126
Capital assets	444,140	421,374
Landfill assets	417,119	404,403
Total assets	1,476,464	1,461,817
United States Northeast [Member]
Segment Reporting Information [Line Items]
Revenues	380,074	339,596
Revenues less operating and selling, general and administration expenses	76,263	71,526
Amortization	60,470	57,501
Goodwill impairment	0	0
Goodwill	98,710	98,710	51,687
Capital assets	109,780	118,210
Landfill assets	354,906	351,832
Total assets	657,139	684,959
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Revenues less operating and selling, general and administration expenses	(61,159)	(55,827)
Amortization	3,403	3,333
Goodwill	0	0
Capital assets	7,770	8,839
Landfill assets	0	0
Total assets	$ 40,843	$ 45,351